Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	(1.76%)	0.32%	(0.25%)
Tax uncertainties	1.25%	3.01%	3.85%
Income tax (expense) benefit, net	(0.51%)	3.33%	3.60%
Foreign tax rate	$ (1,291)	$ 188	$ (142)
Tax uncertainties	917	1,760	2,167
Income tax (expense) benefit	$ (374)	$ 1,948	$ 2,025